Goodwill, Net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Schedule of Gross Amount and Accumulated Impairment Losses	The gross amount of goodwill and accumulated impairment losses by reporting unit as of December 31, 2022 and 2023 are as follows:
	Agency segment	Claims Adjusting segment	Total
	RMB	RMB	RMB
Gross as of December 31, 2022	132,105	21,137	153,242
Addition in 2023 (Note 3)	297,413	—	297,413
Disposal in 2023 (Note 3)	(33,261)	—	(33,261)
Accumulated impairment loss as of December 31, 2022 and 2023	(22,108)	(21,137)	(43,245)
Net as of December 31, 2022	109,997	—	109,997
Net as of December 31, 2023	374,149	—	374,149